August 28, 2003



                 NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.

                           Navellier Growth Portfolio

        Supplement to Prospectus and Statement of Additional Information
                                Dated May 1, 2003


Effective August 4, 2003, Integrated Fund Services, Inc. ("Integrated") began providing Fund Accounting services to Navellier Variable Insurance Series Fund, Inc. ("Fund"). Transfer Agent functions will also be provided by Integrated effective September 8, 2003. FBR National Bank & Trust will continue to serve as the Fund's custodian.